Form N-1A Supplement	Oct. 01, 2026
Thornburg International Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 1, 2026

to the Summary Prospectus and Prospectus, each dated February 1, 2026, as supplemented, applicable to the Class A, C, I and R6 shares of Thornburg International Growth Fund (the “Fund”), a series of the Trust (the “Retail Prospectus”)

and

to the Summary Prospectus and Prospectus, each dated February 1, 2026, as supplemented, applicable to the Class R3, R4 and R5 shares of the Fund (the “Retirement Prospectus”)

The Board of Trustees of the Trust and Thornburg Investment Management, Inc., the Fund’s investment adviser, have agreed to amend the Fund’s contractual fee waiver/expense reimbursement arrangement to further reduce the Fund’s total annual operating expenses. As a result, the following changes to the Retail Prospectus and Retirement Prospectus, as indicated below, are made effective as of the date hereof.